                    METLIFE INSURANCE COMPANY OF CONNECTICUT

     METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002 METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002*
                 METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES*
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES*
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES*
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES*
         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
        METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES*

                         PORTFOLIO ARCHITECT 3 ANNUITY
                          PORTFOLIO ARCHITECT ANNUITY
                         PORTFOLIO ARCHITECT II ANNUITY
                         PORTFOLIO ARCHITECT L ANNUITY
                       PORTFOLIO ARCHITECT ACCESS ANNUITY
                        PORTFOLIO ARCHITECT PLUS ANNUITY
                       PORTFOLIO ARCHITECT SELECT ANNUITY
                        PORTFOLIO ARCHITECT XTRA ANNUITY

                       SUPPLEMENT DATED DECEMBER 27, 2007

           TO THE PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)

MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.


------------
* Prior to December 7, 2007, this Separate Account was a Separate Account of MetLife Life and Annuity Company of Connecticut.


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To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2008.

The proposed substitutions and respective advisers and/or sub-advisers for the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Dreyfus Variable Investment Fund - Dreyfus                   Metropolitan Series Fund, Inc. - Davis
Variable Investment Fund Appreciation                        Venture Value Portfolio (Class A)
Portfolio (Initial Shares)                                   Davis Selected Advisers, L.P.
The Dreyfus Corporation
(Fayez Sarofim & Co.)
-----------------------------------------------------        -----------------------------------------------
Dreyfus Variable Investment Fund - Dreyfus                   Metropolitan Series Fund, Inc. -
Variable Investment Fund Developing Leaders                  T. Rowe Price Small Cap Growth
Portfolio (Initial Shares)                                   Portfolio (Class B)
The Dreyfus Corporation                                      T. Rowe Price Associates, Inc.
-----------------------------------------------------        -----------------------------------------------
Janus Aspen Series - Worldwide Growth                        Metropolitan Series Fund, Inc. -
Portfolio (Service Shares)                                   Oppenheimer Global Equity Portfolio
Janus Capital Management LLC                                 (Class B)
                                                             OppenheimerFunds, Inc.
-----------------------------------------------------        -----------------------------------------------


The proposed substitution and respective advisers and/or sub-advisers for all of the above-listed Contracts EXCEPT Portfolio Architect Select Annuity are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Franklin Templeton Variable Insurance Products               Met Investors Series Trust - MFS(R)
Trust - Templeton Developing Markets Securities              Emerging Markets Equity Portfolio
Fund (Class 2)                                               (Class B)
Templeton Asset Management Ltd.                              Massachusetts Financial Services
                                                             Company
-----------------------------------------------------        -----------------------------------------------


The proposed substitution and respective advisers and/or sub-advisers for Portfolio Architect 3 Annuity, Portfolio Architect Annuity, Portfolio Architect Select Annuity and Portfolio Architect XTRA Annuity ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Putnam Variable Trust - Putnam VT Discovery                  Met Investors Series Trust - Van
Growth Fund (Class IB)                                       Kampen Mid-Cap Growth Portfolio
Putnam Investment Management, LLC                            (Class B)
                                                             Morgan Stanley Investment
                                                             Management, Inc.
-----------------------------------------------------        -----------------------------------------------

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The proposed substitution and respective advisers and/or sub-advisers for
Portfolio Architect Select ONLY are:

-----------------------------------------------------        -----------------------------------------------
Van Kampen Life Investment Trust - LIT Strategic             Metropolitan Series Fund, Inc. -
Growth Portfolio (Class II)                                  Jennison Growth Portfolio (Class B)
Van Kampen Asset Management                                  Jennison Associates LLC
-----------------------------------------------------        -----------------------------------------------


Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     o The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     o You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     o If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o  There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


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